Fair Value Measurement - Schedule of Fair Value Change in Levels (Details) (10-K)	12 Months Ended
Dec. 31, 2019 USD ($)
Fair Value Disclosures [Abstract]
Opening balance	$ 4,794,611
Additions during the period
Paid/settlements	(4,794,611)
Total gains recognized in Statement of Operations
Closing balance